UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09121

                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the Registrant cast its vote on the matter;

     (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the Registrant cast its vote for or against management.

EXHIBIT A

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09121
Reporting Period: 07/01/2003 - 06/30/2004
JNL Variable Fund LLC









==================== JNL/MELLON CAPITAL MANAGEMENT 25 FUND =====================




=========== JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND ===========




========== JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND ===========


WALT DISNEY COMPANY, THE

Ticker:       DIS            Security ID:  254687106
Meeting Date: MAR 3, 2004    Meeting Type: Annual
Record Date:  JAN 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John E. Bryson            For       For        Management
1.2   Elect  Director John S. Chen              For       For        Management
1.3   Elect  Director Michael D. Eisner         For       For        Management
1.4   Elect  Director Judith L. Estrin          For       For        Management
1.5   Elect  Director Robert A. Iger            For       For        Management
1.6   Elect  Director Aylwin B. Lewis           For       For        Management
1.7   Elect  Director Monica C. Lozano          For       For        Management
1.8   Elect  Director Robert W. Matschullat     For       For        Management
1.9   Elect  Director George J. Mitchell        For       For        Management
1.10  Elect  Director Leo J. O'Donovan, S.J.    For       For        Management
1.11  Elect  Director Gary L. Wilson            For       For        Management
2     Ratify Auditors                           For       For        Management
3     China Principles                          Against   Against    Shareholder
4     Report on Supplier Labor Standards in     Against   Against    Shareholder
      China
5     Report on Amusement Park Safety           Against   Against    Shareholder




=============== JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND ===============




============= JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND ==============




================= JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND =================




=========== JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE ============
===========                       SECTOR FUND                       ============




============= JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL CAP FUND ==============




============= JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND =============


GLOBESPANVIRATA INC.

Ticker:       GSPN           Security ID:  37957V106
Meeting Date: FEB 25, 2004   Meeting Type: Special
Record Date:  JAN 2, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       Did Not    Management
                                                          Vote




================ JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND =================

THIS INFORMATION INCLUDES PROXIES VOTED FOR THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 5 FUND PRIOR TO APRIL 30, 2004. ON APRIL 30, 2004, THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 5 FUND WAS MERGED INTO THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND.


================ JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND =================

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  JNL Variable Fund LLC

By (Signature and Title)          /s/ Robert A. Fritts
                                  --------------------------------------------
                                  Robert A. Fritts, President

Date   August 31, 2004